SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19:-	SUBSEQUENT EVENTS

On February 12, 2025, the Company completed the acquisition of Zilla Security, Inc. (“Zilla”), a leader in modern Identity Governance and Administration (IGA) solutions. Zilla’s innovative, AI-powered IGA capabilities will expand CyberArk’s industry-leading Identity Security Platform with scalable automation that enables accelerated identity compliance and provisioning across digital environments, while maximizing security and operational efficiency.

The Company will account for the acquisition as a business combination in accordance with ASC No. 805, “Business Combinations.” The purchase consideration transferred amounted to approximately $165 million in cash, and up to $6 million earn-out tied to the achievement of certain contingent milestones. An additional $4 million earn-out is tied to retention of key employees. Goodwill generated from this business combination is primarily attributable to the expected post-acquisition synergies from integrating Zilla`s technology into the Company’s portfolio.